Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Jun. 30, 2015	Jun. 30, 2017	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
C000003854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class A Shares)
Accumulated Value		$ 9,473			$ 9,364		$ 11,224		$ 12,706		$ 13,873		$ 15,620		$ 22,052		$ 19,837		$ 23,441		$ 29,498	$ 33,010
C000007566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class C Shares)
Accumulated Value		10,000			9,834		11,726		13,210		14,350		16,073		22,586		20,229		23,778		29,923	33,486
C000007404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class I Shares)
Accumulated Value		1,000,000			989,992		1,188,460		1,348,153		1,475,785		1,665,043		2,358,341		2,126,534		2,519,002		3,178,852	3,565,459
C000007405 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class L Shares)
Accumulated Value		3,000,000			2,975,173		3,576,095		4,063,663		4,453,699		5,033,895		7,138,553		6,450,799		7,648,555		9,664,083	10,856,276
C000070617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class R2 Shares)
Accumulated Value		10,000			9,853		11,783		13,301		14,483		16,264		22,919		20,563		24,241		30,421	33,958
C000173553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class R3 Shares)
Accumulated Value		10,000			9,885		11,842		13,403		14,629		16,467		23,268		20,932		24,729		31,114	34,826
C000173554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class R4 Shares)
Accumulated Value		10,000			9,900		11,885		13,487		14,760		16,655		23,580		21,269		25,198		31,782	35,656
C000033526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class R5 Shares)
Accumulated Value		10,000			9,916		11,932		13,562		14,864		16,802		23,825		21,519		25,527		32,251	36,241
C000093771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Equity Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,961,016		5,971,748		6,792,703		7,454,135		8,432,512		11,972,071		10,827,248		12,857,269		16,255,998	18,286,221
C000007573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)
Accumulated Value		9,475			9,067		10,746		12,134		13,274		14,479		20,640		18,501		22,242		28,027	31,634
C000007571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)
Accumulated Value		1,000,000			959,220		1,139,996		1,290,339		1,414,816		1,547,524		2,211,713		1,987,758		2,394,948		3,026,029	3,423,135
C000007982 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,808,366		5,721,981		6,481,810		7,116,012		7,789,703		11,145,994		10,025,688		12,091,643		15,291,310	17,317,922
C000007576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Diversified Fund (Class A Shares)
Accumulated Value		9,552			9,389		10,583		11,274		11,967		12,262		15,933		13,953		15,125		17,195	18,911
C000007578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Diversified Fund (Class C Shares)
Accumulated Value		10,000			9,778		10,967		11,628		12,278		12,519		16,191		14,100		15,216		17,299	19,025
C000007574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Diversified Fund (Class I Shares)
Accumulated Value		1,000,000			985,509		1,113,584		1,189,447		1,265,228		1,300,278		1,694,132		1,486,091		1,615,962		1,841,791	2,029,796
C000007575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Diversified Fund (Class L Shares)
Accumulated Value		3,000,000			2,961,776		3,355,635		3,590,985		3,826,901		3,933,429		5,128,610		4,502,553		4,896,692		5,586,369	6,162,143
C000195232 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Diversified Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,936,293		5,592,726		5,989,352		6,387,491		6,570,220		8,572,522		7,531,492		8,197,026		9,352,866	10,330,923
C000007580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Blend Fund (Class A Shares)
Accumulated Value		9,476			8,109		10,946		14,832		14,941		14,905		22,793		17,882		20,218		22,208	22,832
C000007582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Blend Fund (Class C Shares)
Accumulated Value		10,000			8,514		11,438		15,420		15,454		15,338		23,347		18,227		20,511		22,517	23,149
C000007579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Blend Fund (Class I Shares)
Accumulated Value		1,000,000			857,732		1,160,997		1,576,844		1,592,033		1,592,417		2,441,979		1,920,073		2,177,062		2,396,569	2,470,224
C000200711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Blend Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,299,853		5,835,143		7,945,057		8,042,715		8,064,134		12,392,184		9,769,774		11,106,420		12,256,340	12,665,598
C000007584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class A Shares)
Accumulated Value		9,475			9,574		11,135		12,476		13,306		12,628		18,296		17,556		19,738		22,445	24,957
C000007586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class C Shares)
Accumulated Value		10,000			10,054		11,636		12,972		13,770		13,003		18,741		17,894		20,017		22,762	25,310
C000007583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class I Shares)
Accumulated Value		1,000,000			1,012,810		1,181,102		1,326,514		1,418,588		1,349,759		1,960,151		1,885,608		2,125,351		2,422,566	2,700,722
C000162364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class R2 Shares)
Accumulated Value		10,000			10,086		11,704		13,080		13,916		13,175		19,040		18,223		20,435		23,178	25,711
C000190876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class R3 Shares)
Accumulated Value		10,000			10,104		11,752		13,172		14,049		13,332		19,318		18,534		20,838		23,697	26,350
C000190877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class R4 Shares)
Accumulated Value		10,000			10,128		11,811		13,267		14,188		13,496		19,604		18,857		21,254		24,228	27,010
C000162365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class R5 Shares)
Accumulated Value		10,000			10,141		11,850		13,334		14,278		13,605		19,791		19,064		21,520		24,568	27,430
C000162366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Value Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,073,035		5,931,009		6,677,917		7,157,871		6,827,087		9,940,080		9,585,942		10,831,765		12,377,729	13,834,325
C000007642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. GARP Equity Fund (Class A Shares)
Accumulated Value		9,475			9,392		11,373		13,893		14,875		17,129		23,986		19,797		25,068		33,912	38,942
C000007643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. GARP Equity Fund (Class C Shares)
Accumulated Value		10,000			9,865		11,887		14,448		15,392		17,636		24,575		20,183		25,426		34,396	39,498
C000007641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. GARP Equity Fund (Class I Shares)
Accumulated Value		1,000,000			993,684		1,206,374		1,477,472		1,585,725		1,830,529		2,569,792		2,126,502		2,699,684		3,660,926	4,214,271
C000070623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. GARP Equity Fund (Class R2 Shares)
Accumulated Value		10,000			9,890		11,949		14,559		15,545		17,858		24,944		20,538		25,941		35,007	40,096
C000033529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. GARP Equity Fund (Class R5 Shares)
Accumulated Value		10,000			9,958		12,114		14,859		15,971		18,465		25,960		21,516		27,351		37,147	42,828
C000162368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. GARP Equity Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,980,451		6,061,246		7,441,709		8,006,181		9,266,405		13,040,407		10,819,097		13,766,761		18,717,316	21,599,400
C000007645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)
Accumulated Value		9,476			9,408		11,255		12,592		13,839		15,164		21,328		18,266		21,553		27,509	30,619
C000007646 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)
Accumulated Value		10,000			9,879		11,759		13,090		14,316		15,608		21,842		18,615		21,851		27,889	31,042
C000007644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)
Accumulated Value		1,000,000			995,173		1,193,750		1,338,879		1,475,151		1,620,619		2,284,906		1,961,661		2,320,429		2,969,102	3,312,837
C000222263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,975,865		5,968,748		6,694,393		7,375,753		8,103,096		11,427,149		9,816,762		11,616,321		14,871,974	16,604,090
C000007648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Applied Data Science Value Fund (Class A Shares)
Accumulated Value		9,474			8,839		10,302		11,681		12,158		10,888		15,946		15,297		16,933		19,562	21,866
C000007649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Applied Data Science Value Fund (Class C Shares)
Accumulated Value		10,000			9,284		10,767		12,150		12,583		11,214		16,340		15,599		17,174		19,842	22,179
C000007647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Applied Data Science Value Fund (Class I Shares)
Accumulated Value		1,000,000			934,447		1,090,718		1,239,598		1,293,267		1,160,901		1,704,191		1,638,835		1,818,214		2,105,732	2,357,285
C000070624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Applied Data Science Value Fund (Class R2 Shares)
Accumulated Value		10,000			9,309		10,817		12,232		12,701		11,344		16,568		15,838		17,468		20,105	22,412
C000033530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Applied Data Science Value Fund (Class R5 Shares)
Accumulated Value		10,000			9,365		10,951		12,466		13,027		11,713		17,215		16,563		18,387		21,304	23,862
C000093775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Applied Data Science Value Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,683,718		5,481,177		6,242,998		6,531,761		5,876,527		8,648,346		8,328,712		9,255,641		10,734,618	12,035,549
C000007895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Mid Cap Equity Fund (Class A Shares)
Accumulated Value		9,475			9,082		10,588		11,900		13,081		13,369		19,691		16,428		18,679		20,823	23,279
C000081076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Mid Cap Equity Fund (Class C Shares)
Accumulated Value		10,000			9,536		11,063		12,369		13,530		13,761		20,164		16,739		18,938		21,114	23,604
C000007650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Mid Cap Equity Fund (Class I Shares)
Accumulated Value		1,000,000			961,911		1,125,342		1,268,289		1,397,620		1,432,231		2,114,590		1,768,514		2,015,953		2,252,607	2,524,835
C000136840 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Mid Cap Equity Fund (Class R2 Shares)
Accumulated Value		10,000			9,560		11,118		12,463		13,666		13,933		20,474		17,037		19,324		21,484	23,959
C000136841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Mid Cap Equity Fund (Class R5 Shares)
Accumulated Value		10,000			9,627		11,274		12,723		14,042		14,410		21,311		17,849		20,376		22,803	25,594
C000136842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Mid Cap Equity Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,816,972		5,644,348		6,374,055		7,042,009		7,233,295		10,707,732		8,976,408		10,258,528		11,492,666	12,912,620
C000007653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class A Shares)
Accumulated Value		9,474			9,578		11,507		13,156		13,527		12,971		19,001		15,734		17,503		18,700	19,741
C000007655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class C Shares)
Accumulated Value		10,000			10,063		12,028		13,683		13,999		13,361		19,477		16,054		17,764		18,988	20,045
C000007651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class I Shares)
Accumulated Value		1,000,000			1,014,132		1,221,804		1,400,618		1,443,401		1,388,126		2,039,091		1,693,270		1,888,514		2,023,006	2,140,987
C000070625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class R2 Shares)
Accumulated Value		10,000			10,085		12,085		13,782		14,135		13,525		19,768		16,334		18,124		19,319	20,342
C000173555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class R3 Shares)
Accumulated Value		10,000			10,110		12,149		13,893		14,281		13,699		20,075		16,627		18,500		19,763	20,866
C000173556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class R4 Shares)
Accumulated Value		10,000			10,141		12,219		14,005		14,431		13,879		20,388		16,929		18,882		20,226	21,407
C000033531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class R5 Shares)
Accumulated Value		10,000			10,162		12,269		14,089		14,549		14,017		20,630		17,163		19,177		20,583	21,827
C000169974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Small Cap Equity Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,080,839		6,137,527		7,051,682		7,286,545		7,024,381		10,343,852		8,610,733		9,627,423		10,338,524	10,969,792
C000054337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class A Shares)
Accumulated Value		9,475			8,825		10,588		12,219		11,153		10,400		16,971		13,643		15,583		17,394	17,866
C000054338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class C Shares)
Accumulated Value		10,000			9,265		11,066		12,702		11,537		10,700		17,370		13,897		15,796		17,616	18,093
C000007656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class I Shares)
Accumulated Value		1,000,000			933,735		1,123,146		1,299,144		1,189,468		1,111,998		1,818,298		1,466,296		1,678,418		1,877,834	1,932,916
C000007657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class L Shares)
Accumulated Value		3,000,000			2,805,612		3,380,844		3,916,241		3,590,111		3,361,563		5,507,904		4,447,301		5,098,096		5,711,263	5,886,026
C000106052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class R2 Shares)
Accumulated Value		10,000			9,291		11,121		12,797		11,658		10,840		17,638		14,142		16,114		17,923	18,351
C000173557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class R3 Shares)
Accumulated Value		10,000			9,314		11,175		12,899		11,776		10,978		17,916		14,408		16,448		18,349	18,849
C000173558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class R4 Shares)
Accumulated Value		10,000			9,337		11,233		12,994		11,893		11,114		18,173		14,652		16,775		18,760	19,313
C000173220 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class R5 Shares)
Accumulated Value		10,000			9,352		11,264		13,049		11,960		11,200		18,348		14,816		16,983		19,030	19,609
C000106053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Small Company Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,680,362		5,646,577		6,546,586		6,009,475		5,632,727		9,230,331		7,460,252		8,561,625		9,604,656	9,908,094
C000007660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class A Shares)
Accumulated Value		9,476			9,254		10,883		11,733		12,554		10,847		16,212		15,600		16,696		19,138	21,606
C000007661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class C Shares)
Accumulated Value		10,000			9,718		11,368		12,195		12,985		11,163		16,605		15,901		16,930		19,400	21,902
C000007658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class I Shares)
Accumulated Value		1,000,000			979,022		1,154,175		1,247,362		1,338,206		1,159,049		1,736,903		1,675,478		1,797,700		2,065,756	2,337,411
C000007659 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class L Shares)
Accumulated Value		3,000,000			2,944,001		3,478,794		3,766,087		4,046,393		3,509,687		5,268,157		5,089,723		5,468,555		6,291,958	7,131,524
C000190878 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class R2 Shares)
Accumulated Value		10,000			9,742		11,427		12,285		13,114		11,302		16,852		16,175		17,267		19,742	22,226
C000173221 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class R3 Shares)
Accumulated Value		10,000			9,766		11,480		12,378		13,245		11,444		17,103		16,458		17,615		20,188	22,785
C000173222 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class R4 Shares)
Accumulated Value		10,000			9,790		11,542		12,474		13,381		11,588		17,366		16,753		17,975		20,653	23,366
C000173223 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class R5 Shares)
Accumulated Value		10,000			9,813		11,590		12,545		13,475		11,689		17,547		16,950		18,212		20,959	23,752
C000173224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Value Advantage Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,906,668		5,797,466		6,281,309		6,756,641		5,865,929		8,812,623		8,522,183		9,165,154		10,558,555	11,975,972
C000007811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)
Accumulated Value		9,476			9,048		11,005		12,454		13,306		14,858		21,143		18,416		22,868		30,229	33,921
C000007812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)
Accumulated Value		10,000			9,502		11,498		12,949		13,766		15,296		21,651		18,769		23,188		30,643	34,385
C000007809 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)
Accumulated Value		1,000,000			957,231		1,167,356		1,324,527		1,418,723		1,587,905		2,265,147		1,977,546		2,461,962		3,262,594	3,669,920
C000070626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)
Accumulated Value		10,000			9,526		11,557		13,037		13,879		15,450		21,904		19,007		23,501		30,923	34,550
C000033532 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)
Accumulated Value		10,000			9,593		11,716		13,310		14,260		15,977		22,798		19,915		24,790		32,828	36,918
C000195233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,796,372		5,858,121		6,659,722		7,143,708		8,008,030		11,439,941		10,000,684		12,460,928		16,524,717	18,600,166
C000032433 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class A Shares)
Accumulated Value		9,550			9,627		10,314		10,728		11,335		11,652		13,424		11,745		12,523		13,735	15,006
C000032434 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class C Shares)
Accumulated Value		10,000			10,016		10,661		11,017		11,569		11,813		13,535		11,764		12,464		13,670	14,935
C000032435 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class I Shares)
Accumulated Value		1,000,000			1,009,002		1,081,882		1,126,531		1,192,191		1,226,234		1,415,412		1,238,806		1,323,411		1,452,884	1,588,493
C000070627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class R2 Shares)
Accumulated Value		10,000			10,050		10,736		11,117		11,700		11,968		13,732		11,959		12,703		13,872	15,098
C000169479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class R3 Shares)
Accumulated Value		10,000			10,081		10,780		11,189		11,806		12,109		13,927		12,159		12,948		14,176	15,468
C000169480 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class R4 Shares)
Accumulated Value		10,000			10,090		10,816		11,248		11,899		12,234		14,115		12,350		13,183		14,474	15,827
C000032436 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class R5 Shares)
Accumulated Value		10,000			10,103		10,843		11,300		11,968		12,329		14,235		12,478		13,346		14,667	16,068
C000148425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Income Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,054,354		5,429,251		5,663,895		6,004,954		6,192,010		7,157,067		6,281,508		6,721,896		7,395,116	8,105,144
C000032449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class A Shares)
Accumulated Value		9,551.3			9,387.5		10,627.8		11,450.6		12,117.2		12,285.2		15,404.7		13,153.1		14,448.2		16,217.1	17,877.7
C000032450 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class C Shares)
Accumulated Value		10,000			9,763.7		10,981.7		11,761		12,373.2		12,464.2		15,545.7		13,199.5		14,423.1		16,179.4	17,836.2
C000032451 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class I Shares)
Accumulated Value		1,000,000			983,823.9		1,115,086.8		1,202,878.2		1,275,337.6		1,294,353.9		1,626,927.5		1,391,356.4		1,530,800.1		1,721,567.7	1,902,243.6
C000070631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)
Accumulated Value		10,000			9,805		11,066.7		11,880.4		12,520.7		12,649.3		15,816.2		13,457		14,738		16,487.4	18,120.9
C000169485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)
Accumulated Value		10,000			9,828.5		11,113.6		11,954.7		12,638.8		12,796.9		16,034.1		13,683.6		15,018.0		16,851.3	18,565
C000169486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)
Accumulated Value		10,000			9,838.2		11,142.5		12,022.7		12,740.6		12,937.0		16,252.0		13,894.4		15,298.4		17,202.4	19,003.3
C000032452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)
Accumulated Value		10,000			9,852.2		11,183.4		12,081.3		12,816.5		13,031.2		16,393.9		14,045.6		15,481.4		17,429.9	19,285.8
C000148428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,929,472.8		5,597,962.7		6,053,847.4		6,431,833.9		6,542,804.1		8,243,976.9		7,066,776.7		7,799,105.6		8,789,411.5	9,735,236.8
C000032453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class A Shares)
Accumulated Value		9,550.2			9,266.6		10,743.3		11,700.7		12,303.8		12,384.4		16,797.3		14,140.3		15,995		18,527.6	20,758.8
C000032454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class C Shares)
Accumulated Value		10,000			9,636.1		11,098.4		12,013.8		12,565.3		12,575.9		16,945.9		14,186.6		15,956.4		18,483.7	20,709.7
C000032455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class I Shares)
Accumulated Value		1,000,000			971,294.6		1,127,235.5		1,229,199.9		1,295,115.7		1,306,349		1,773,556		1,495,341.4		1,695,504.1		1,967,657.6	2,209,004.5
C000070632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)
Accumulated Value		10,000			9,673.4		11,179.6		12,135.1		12,716.1		12,754.3		17,234		14,460.9		16,316.2		18,839.5	21,039.8
C000169488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)
Accumulated Value		10,000			9,703.1		11,232		12,216.9		12,830.2		12,903.9		17,487.9		14,706.4		16,634.5		19,255.9	21,565.1
C000169487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)
Accumulated Value		10,000			9,712.9		11,265		12,283.1		12,941		13,047.1		17,714.7		14,936.7		16,938.1		19,657.6	22,068.4
C000032456 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)
Accumulated Value		10,000			9,722.1		11,299.1		12,338.6		13,014.1		13,139.4		17,873.9		15,091.5		17,137.6		19,918	22,397.2
C000148429 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,864,392.1		5,658,605.8		6,185,550.4		6,530,841.8		6,600,276.2		8,987,507.5		7,596,430.8		8,633,266.2		10,043,413.3	11,304,480.7
C000050048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class A Shares)
Accumulated Value		9,548.4			9,492.1		10,575.9		11,245.9		11,898.2		12,162		14,723.8		12,705.4		13,696.1		15,120.6	16,527.9
C000050049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class C Shares)
Accumulated Value		10,000			9,870.3		10,935.1		11,552.5		12,152.9		12,349.5		14,867.8		12,752.5		13,669		15,090.7	16,495.2
C000050050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class I Shares)
Accumulated Value		1,000,000			994,514.4		1,109,513		1,181,316.8		1,252,318.5		1,282,006.4		1,554,473		1,343,240.6		1,451,621.8		1,605,108.3	1,758,244.6
C000070633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)
Accumulated Value		10,000			9,911.7		11,014.9		11,663.9		12,296.4		12,525.3		15,115.9		12,997.5		13,972.8		15,375.9	16,752.6
C000169489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)
Accumulated Value		10,000			9,941.1		11,065.2		11,745.2		12,416.6		12,674		15,335		13,219.2		14,241.5		15,716.8	17,166.4
C000169490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)
Accumulated Value		10,000			9,945.1		11,092.8		11,801.5		12,504.2		12,800.6		15,522.4		13,415.2		14,490		16,032.2	17,560
C000050051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)
Accumulated Value		10,000			9,958.9		11,123		11,855.9		12,582.6		12,899		15,670.1		13,555.3		14,670.2		16,246.1	17,814.8
C000148430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,982,864.6		5,573,391.6		5,943,548.3		6,314,242.2		6,479,304.7		7,879,205.6		6,823,360.9		7,394,138.8		8,196,374.4	8,996,895.5
C000050052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class A Shares)
Accumulated Value		9,548			9,318.4		10,676.9		11,549.8		12,158.1		12,297.2		16,217.1		13,731.3		15,334.3		17,535.2	19,533
C000050053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class C Shares)
Accumulated Value		10,000			9,691.9		11,038.1		11,863.8		12,422.2		12,491.2		16,377.9		13,788.4		15,306.7		17,503.8	19,498
C000050054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class I Shares)
Accumulated Value		1,000,000			976,996.6		1,120,388.2		1,213,911.8		1,280,256.6		1,296,980.3		1,713,488.9		1,453,194.7		1,625,703.1		1,863,178.5	2,078,798.8
C000070634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)
Accumulated Value		10,000			9,735.8		11,121.3		11,988		12,574.8		12,674.5		16,658.7		14,060.2		15,650.6		17,842.5	19,815.7
C000169491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)
Accumulated Value		10,000			9,759.5		11,159.7		12,057.6		12,677.9		12,813.4		16,883.6		14,285.2		15,931.2		18,221.2	20,282.9
C000169492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)
Accumulated Value		10,000			9,770		11,201.1		12,134.2		12,790.8		12,957.2		17,113.2		14,521.8		16,244.1		18,613	20,781
C000050055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)
Accumulated Value		10,000			9,783.5		11,238.2		12,183.7		12,864.8		13,057.5		17,266.4		14,671.4		16,436.4		18,864.9	21,084.3
C000148431 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,895,050.8		5,628,054.6		6,110,806.8		6,458,851.5		6,559,174.5		8,682,114.6		7,385,348.8		8,279,336.2		9,516,251.4	10,645,618.3
C000050059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class A Shares)
Accumulated Value		9,550			9,264		10,752		11,723		12,328		12,343		17,126		14,367		16,410		19,189	21,584
C000050056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class C Shares)
Accumulated Value		10,000			9,640		11,112		12,044		12,595		12,532		17,292		14,422		16,380		19,155	21,545
C000050057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class I Shares)
Accumulated Value		1,000,000			971,092		1,128,137		1,231,975		1,297,573		1,301,299		1,808,460		1,518,973		1,738,734		2,036,756	2,295,438
C000070635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)
Accumulated Value		10,000			9,675		11,196		12,164		12,742		12,712		17,588		14,695		16,741		19,510	21,882
C000169493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)
Accumulated Value		10,000			9,701		11,240		12,240		12,858		12,863		17,834		14,946		17,066		19,938	22,411
C000169494 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)
Accumulated Value		10,000			9,711		11,273		12,309		12,959		12,995		18,065		15,174		17,367		20,344	22,934
C000050058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)
Accumulated Value		10,000			9,724		11,315		12,370		13,044		13,100		18,235		15,342		17,583		20,631	23,289
C000148432 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,865,444		5,663,966		6,198,529		6,545,888		6,577,269		9,165,916		7,718,963		8,857,697		10,402,948	11,754,419
C000050060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class A Shares)
Accumulated Value		9,549			9,268		10,752		11,724		12,331		12,344		17,130		14,335		16,416		19,293	21,756
C000050061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class C Shares)
Accumulated Value		10,000			9,644		11,113		12,048		12,594		12,535		17,295		14,393		16,388		19,251	21,708
C000050062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class I Shares)
Accumulated Value		1,000,000			971,586		1,127,643		1,232,219		1,297,893		1,301,452		1,808,911		1,516,475		1,740,329		2,048,128	2,314,459
C000070636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)
Accumulated Value		10,000			9,680		11,192		12,162		12,741		12,709		17,580		14,663		16,746		19,615	22,051
C000169495 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)
Accumulated Value		10,000			9,706		11,235		12,237		12,856		12,858		17,827		14,910		17,064		20,041	22,586
C000169496 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)
Accumulated Value		10,000			9,706		11,235		12,237		12,856		12,858		17,827		14,910		17,064		20,041	22,586
C000050063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)
Accumulated Value		10,000			9,730		11,304		12,365		13,039		13,092		18,231		15,306		17,582		20,736	23,463
C000148433 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,868,022		5,663,582		6,201,230		6,545,442		6,579,072		9,168,682		7,706,085		8,863,901		10,461,637	11,847,542
C000109814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class A Shares)
Accumulated Value		9,551			9,279		10,760		11,730		12,336		12,352		17,144		14,359		16,444		19,310	21,779
C000109815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class C Shares)
Accumulated Value		10,000			9,649		11,116		12,046		12,595		12,543		17,305		14,407		16,404		19,272	21,737
C000109816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class I Shares)
Accumulated Value		1,000,000			972,397		1,128,443		1,232,219		1,297,935		1,302,347		1,810,043		1,518,614		1,742,202		2,050,221	2,317,280
C000109817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)
Accumulated Value		10,000			9,692		11,206		12,166		12,750		12,727		17,601		14,692		16,772		19,641	22,080
C000169497 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)
Accumulated Value		10,000			9,715		11,249		12,245		12,865		12,876		17,852		14,939		17,093		20,067	22,622
C000169498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)
Accumulated Value		10,000			9,724		11,284		12,313		12,969		13,012		18,085		15,170		17,399		20,478	23,145
C000109818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)
Accumulated Value		10,000			9,737		11,317		12,371		13,046		13,109		18,247		15,334		17,613		20,761	23,491
C000148434 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)
Accumulated Value		5,000,000			4,874,077		5,669,606		6,201,114		6,548,566		6,586,280		9,175,993		7,718,406		8,876,115		10,470,472	11,865,858
C000115298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)
Accumulated Value		1,000,000			1,023,873.15		1,092,502.41		1,137,183.35		1,201,691.65		1,239,983.49		1,425,719.5		1,251,115.46		1,331,497.89		1,455,963.91	1,604,746.42
C000115299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)
Accumulated Value		10,000			10,197		10,828		11,215		11,790		12,106		13,852		12,091		12,806		13,934	15,275
C000186783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)
Accumulated Value		10,000.01			10,229.55		10,886.13		11,301.07		11,908.97		12,255.95		14,058.27		12,304.43		13,062.14		14,245.41	15,659.76
C000186784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)
Accumulated Value		10,000			10,255		10,941		11,390		12,034		12,416		14,280		12,524		13,336		14,576	16,067
C000115300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)
Accumulated Value		10,000			10,258		10,970		11,432		12,095		12,500		14,401		12,647		13,486		14,761	16,294
C000115301 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,131,824.85		5,489,592.31		5,728,445.22		6,066,629.67		6,276,497.7		7,238,002.64		6,364,083.11		6,792,929.94		7,443,208.92	8,222,688.85
C000115304 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)
Accumulated Value		1,000,000			1,004,264		1,157,674		1,261,002		1,331,239		1,329,183		1,822,743		1,539,786		1,764,895		2,052,053	2,344,473
C000115305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)
Accumulated Value		10,000			10,000		11,470		12,431		13,065		12,976		17,706		14,882		16,971		19,631	22,315
C000186785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)
Accumulated Value		10,000			10,034		11,531		12,530		13,204		13,151		17,989		15,154		17,320		20,092	22,897
C000186786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)
Accumulated Value		10,000			10,059		11,589		12,625		13,335		13,315		18,261		15,424		17,678		20,551	23,483
C000115306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)
Accumulated Value		10,000			10,056		11,613		12,664		13,395		13,395		18,396		15,563		17,866		20,803	23,802
C000115307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,032,790		5,815,047		6,351,789		6,724,702		6,731,841		9,252,076		7,835,363		9,003,280		10,495,377	12,018,652
C000115334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)
Accumulated Value		1,000,000			1,017,257		1,128,096		1,198,849		1,269,444		1,303,394		1,579,528		1,366,577		1,474,443		1,624,489	1,794,512
C000115335 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)
Accumulated Value		10,000			10,131		11,179		11,819		12,455		12,730		15,345		13,204		14,183		15,541	17,081
C000186789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)
Accumulated Value		10,000			10,163		11,247		11,916		12,588		12,898		15,583		13,448		14,481		15,908	17,528
C000186790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)
Accumulated Value		10,000			10,189		11,304		12,008		12,716		13,061		15,823		13,691		14,776		16,275	17,972
C000115336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)
Accumulated Value		10,000			10,192		11,320		12,050		12,778		13,139		15,944		13,812		14,934		16,471	18,220
C000115337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,098,452		5,667,658		6,038,096		6,409,390		6,600,473		8,017,221		6,952,777		7,522,777		8,306,701	9,198,090
C000115340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)
Accumulated Value		1,000,000			1,010,397		1,139,393		1,222,814		1,293,289		1,321,658		1,659,427		1,421,242		1,561,434		1,746,602	1,949,672
C000115341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)
Accumulated Value		10,000			10,062		11,291		12,057		12,689		12,897		16,115		13,733		15,014		16,707	18,558
C000186791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)
Accumulated Value		10,000			10,095		11,355		12,155		12,823		13,065		16,367		13,980		15,323		17,095	19,035
C000186792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)
Accumulated Value		10,000			10,120		11,411		12,248		12,952		13,230		16,612		14,229		15,636		17,487	19,522
C000115342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)
Accumulated Value		10,000			10,123		11,434		12,291		13,019		13,318		16,752		14,364		15,809		17,711	19,798
C000115343 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,064,158		5,724,014		6,157,935		6,529,270		6,686,166		8,418,084		7,229,160		7,960,383		8,924,838	9,990,328
C000115346 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)
Accumulated Value		1,000,000			1,006,173		1,146,959		1,239,759		1,310,795		1,325,782		1,729,153		1,473,616		1,647,269		1,869,658	2,104,828
C000115347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)
Accumulated Value		10,000			10,026		11,371		12,230		12,866		12,946		16,801		14,251		15,842		17,898	20,047
C000186794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)
Accumulated Value		10,000			10,053		11,435		12,327		13,001		13,117		17,061		14,505		16,175		18,310	20,568
C000186793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)
Accumulated Value		10,000			10,078		11,493		12,423		13,135		13,285		17,320		14,763		16,501		18,731	21,087
C000115348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)
Accumulated Value		10,000			10,081		11,514		12,465		13,199		13,371		17,460		14,905		16,683		18,966	21,385
C000115349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,043,110		5,764,911		6,246,315		6,620,673		6,714,038		8,779,391		7,499,188		8,402,275		9,560,878	10,794,560
C000115352 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)
Accumulated Value		1,000,000			1,001,782		1,155,565		1,258,077		1,328,801		1,335,141		1,789,367		1,516,412		1,716,828		1,971,284	2,235,506
C000115353 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)
Accumulated Value		10,000			9,977		11,452		12,405		13,040		13,038		17,385		14,658		16,513		18,868	21,284
C000186795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)
Accumulated Value		10,000			10,009		11,516		12,503		13,181		13,207		17,653		14,926		16,858		19,307	21,838
C000186796 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)
Accumulated Value		10,000			10,034		11,574		12,601		13,311		13,374		17,922		15,188		17,200		19,746	22,393
C000115354 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)
Accumulated Value		10,000			10,037		11,595		12,643		13,375		13,464		18,065		15,337		17,388		19,999	22,707
C000115355 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,021,119		5,805,647		6,335,897		6,712,059		6,761,539		9,080,846		7,717,418		8,761,480		10,084,535	11,461,035
C000115358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)
Accumulated Value		1,000,000			1,002,723		1,156,484		1,260,726		1,331,081		1,327,821		1,820,087		1,537,048		1,758,151		2,036,078	2,319,037
C000115359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)
Accumulated Value		10,000.01			9,985.43		11,459.38		12,430.31		13,061.35		12,965.91		17,681.96		14,859.33		16,907.34		19,482.32	22,078.84
C000186797 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)
Accumulated Value		10,000.01			10,018.2		11,525.05		12,533.61		13,199.58		13,137.4		17,963.99		15,132.68		17,260.89		19,940.73	22,654.97
C000186798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)
Accumulated Value		10,000.01			10,043.3		11,582.68		12,622.65		13,331.37		13,304.39		18,232.4		15,397.09		17,606.62		20,394.17	23,226.2
C000115360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)
Accumulated Value		10,000			10,046.08		11,602.15		12,668.6		13,393.53		13,387		18,379.26		15,540.01		17,799.05		20,645.28	23,550.87
C000115361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,025,494.92		5,811,737.67		6,350,692.4		6,723,219.54		6,724,359.35		9,239,148.59		7,823,287.54		8,968,765.21		10,412,068.47	11,887,481.55
C000115364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)
Accumulated Value		1,000,000			1,002,694		1,157,406		1,261,617		1,332,264		1,331,872		1,826,539		1,541,255		1,766,777		2,053,312	2,346,781
C000115365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)
Accumulated Value		10,000.01			9,985.49		11,462.94		12,432.28		13,068.28		12,997.11		17,734.8		14,891.62		16,984.91		19,642.23	22,334.42
C000186799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)
Accumulated Value		10,000			10,018		11,534		12,542		13,216		13,182		18,027		15,172		17,347		20,112	22,926
C000186800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)
Accumulated Value		10,000			10,043		11,592		12,636		13,346		13,342		18,292		15,439		17,694		20,568	23,503
C000115366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)
Accumulated Value		10,000			10,046		11,612		12,672		13,407		13,422		18,432		15,580		17,881		20,815	23,829
C000115367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,025,597		5,814,123		6,352,583		6,724,443		6,742,414		9,266,013		7,840,518		9,007,283		10,496,417	12,026,634
C000133811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity Fund (Class A Shares)
Accumulated Value		9,476			9,453		10,725		11,499		12,107		13,201		15,750		14,805		17,011		19,287	20,584
C000133812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity Fund (Class C Shares)
Accumulated Value		10,000			9,924		11,207		11,961		12,531		13,588		16,138		15,091		17,251		19,560	20,875
C000133813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity Fund (Class I Shares)
Accumulated Value		1,000,000			1,000,147		1,138,004		1,223,589		1,290,836		1,410,942		1,688,370		1,590,649		1,832,135		2,082,997	2,228,112
C000133814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity Fund (Class R5 Shares)
Accumulated Value		10,000			10,019		11,424		12,297		13,002		14,230		17,046		16,085		18,558		21,125	22,630
C000133815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan Hedged Equity Fund (Class R6 Shares)
Accumulated Value		5,000,000			5,012,621		5,715,000		6,158,096		6,515,013		7,140,417		8,561,193		8,086,930		9,338,879		10,644,198	11,415,577
C000172118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class A Shares)
Accumulated Value	$ 9,548		$ 10,702			$ 11,680		$ 12,295		$ 12,299		$ 17,059		$ 14,289		$ 16,365		$ 19,232		$ 21,687
C000172119 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class C Shares)
Accumulated Value	10,000		11,154			12,097		12,660		12,588		17,362		14,459		16,469		19,243		21,678
C000172120 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class I Shares)
Accumulated Value	1,000,000		1,122,194			1,225,853		1,293,018		1,295,541		1,800,635		1,510,391		1,732,983		2,040,782		2,305,941
C000172122 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)
Accumulated Value	10,000		11,184			12,156		12,753		12,703		17,574		14,670		16,751		19,617		22,056
C000172123 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)
Accumulated Value	10,000		11,332			12,344		12,984		12,976		17,990		15,050		17,234		20,229		22,801
C000172124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)
Accumulated Value	10,000		11,359			12,404		13,082		13,098		18,203		15,274		17,521		20,632		23,311
C000172121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)
Accumulated Value	10,000		11,227			12,287		12,974		13,009		18,115		15,212		17,489		20,618		23,337
C000172125 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,622,803			6,158,003		6,508,188		6,535,171		9,104,582		7,655,447		8,807,857		10,393,104		11,776,015
C000172127 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)
Accumulated Value	1,000,000.01		1,113,081.49			1,215,213.19		1,286,105.42		1,283,712.27		1,757,735.85		1,486,671.77		1,704,508.6		1,981,504.27		2,265,108.56
C000172128 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)
Accumulated Value	10,000.01		11,085.66			12,042.44		12,678.81		12,585.02		17,154.86		14,430.13		16,463.64		19,049.37		21,671.08
C000186801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)
Accumulated Value	10,000		11,112			12,096		12,762		12,703		17,361		14,640		16,745		19,420		22,144
C000186802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)
Accumulated Value	10,000		11,135			12,152		12,857		12,835		17,576		14,856		17,033		19,803		22,644
C000172129 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)
Accumulated Value	10,000.01		11,147.02			12,190.39		12,915.94		12,907.77		17,707.21		14,991.3		17,215.71		20,048.95		22,958.74
C000172130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,576,788.87			6,103,518.93		6,475,436.99		6,477,714.88		8,893,211.04		7,537,564.59		8,664,224.13		10,102,067.8		11,577,728.65
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,399		12,260		14,023		15,483		16,645		23,436		20,948		25,053		31,204	35,936
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month US Treasury Bill Index
Accumulated Value		10,000			10,019		10,068		10,205		10,441		10,611		10,621		10,639		11,024		11,622	12,165
MSCI World Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index (net total return)
Accumulated Value		10,000			9,722		11,491		12,765		13,573		13,959		19,409		16,626		19,704		23,683	27,533
Diversified Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Diversified Composite Benchmark
Accumulated Value		10,000			10,092		11,149		11,867		12,737		13,468		16,445		14,384		15,906		17,966	20,160
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Accumulated Value		10,000			10,214		12,104		13,893		15,141		16,130		23,253		20,030		23,826		29,336	33,823
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Accumulated Value		10,000			9,327		11,621		13,663		13,211		12,335		19,987		14,951		16,790		18,479	19,898
MSCI ACWI Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (net total return)
Accumulated Value	1,000,000	1,000,000			968,321		1,156,382		1,287,170		1,368,572		1,404,717		1,964,804		1,662,887		1,947,765		2,335,840	2,725,731
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Index
Accumulated Value		1,000,000			1,060,012		1,056,676		1,052,482		1,135,304		1,234,521		1,230,411		1,103,775		1,093,425		1,122,189	1,190,376
S And P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date Retirement Income Index
Accumulated Value		1,000,000			1,030,685		1,081,695		1,127,413		1,193,983		1,258,433		1,398,392		1,262,077		1,336,161		1,446,219	1,578,046
JPMorgan SmartRetirement Blend Income Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement Blend Income Composite Benchmark
Accumulated Value		1,000,000			1,025,613.2		1,097,917.3		1,144,710.2		1,223,353.1		1,279,553.7		1,459,271.7		1,288,305.8		1,381,622.7		1,517,720.9	1,670,350.6
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2030 Index
Accumulated Value		1,000,000			1,009,842		1,136,599		1,232,850		1,301,323		1,339,263		1,683,628		1,477,479		1,634,548		1,828,562	2,036,391
JPMorgan SmartRetirement Blend 2030 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement Blend 2030 Composite Benchmark
Accumulated Value		1,000,000			1,013,555		1,146,847		1,233,570		1,319,838		1,361,324		1,693,951		1,463,632		1,616,923		1,816,302	2,026,432
S And P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2025 Index
Accumulated Value		1,000,000			1,013,613		1,127,783		1,211,013		1,280,001		1,326,818		1,614,359		1,430,379		1,558,375		1,718,967	1,899,796
JPMorgan SmartRetirement Blend 2025 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement Blend 2025 Composite Benchmark
Accumulated Value		1,000,000			1,020,538		1,135,966		1,209,531		1,295,344		1,346,656		1,615,568		1,409,035		1,529,679		1,691,859	1,866,618
S And P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2035 Index
Accumulated Value		1,000,000			1,006,089		1,145,391		1,253,913		1,321,094		1,349,148		1,758,573		1,527,335		1,716,315		1,949,413	2,191,196
JPMorgan SmartRetirement Blend 2035 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement Blend 2035 Composite Benchmark
Accumulated Value		1,000,000			1,008,431		1,154,360		1,251,804		1,337,356		1,368,443		1,765,215		1,516,801		1,704,235		1,944,199	2,189,171
JPMorgan SmartRetirement Blend 2040 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement Blend 2040 Composite Benchmark
Accumulated Value		1,000,000			1,003,812		1,161,917		1,269,295		1,354,009		1,374,801		1,824,516		1,560,667		1,776,848		2,052,364	2,328,162
S And P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2040 Index
Accumulated Value		1,000,000			1,003,217		1,151,353		1,268,756		1,335,457		1,356,309		1,811,542		1,562,350		1,779,852		2,048,352	2,320,434
S And P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2045 Index
Accumulated Value		1,000,000			1,000,646		1,155,934		1,277,877		1,343,686		1,359,770		1,842,596		1,581,827		1,819,804		2,110,506	2,405,312
JPMorgan SmartRetirement Blend 2045 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement Blend 2045 Composite Benchmark
Accumulated Value		1,000,000			1,003,812.4		1,163,158		1,272,823.6		1,357,409.1		1,369,212		1,862,372		1,588,338.6		1,826,585.2		2,129,973.4	2,429,931.6
S And P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2050 Index
Accumulated Value		1,000,000			998,158		1,160,218		1,286,139		1,350,933		1,365,109		1,863,266		1,596,303		1,843,868		2,148,874	2,451,853
JPMorgan SmartRetirement Blend 2050 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement Blend 2050 Composite Benchmark
Accumulated Value		1,000,000			1,003,812.4		1,163,158		1,272,823.6		1,357,409.1		1,369,212		1,862,372		1,586,570.3		1,829,306.8		2,143,496.7	2,453,655.6
S And P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2055 Index
Accumulated Value		1,000,000			996,171		1,162,708		1,290,174		1,355,035		1,367,057		1,873,002		1,603,386		1,854,081		2,161,342	2,472,025
JPMorgan SmartRetirement Blend 2055 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement Blend 2055 Composite Benchmark
Accumulated Value		1,000,000			1,003,812.4		1,163,158		1,272,823.6		1,357,409.1		1,369,212		1,862,372		1,586,570.3		1,829,306.8		2,143,496.7	2,453,655.6
S And P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2060 Index
Accumulated Value	1,000,000		1,126,010			1,251,754		1,315,778		1,330,001		1,820,541		1,557,467		1,802,452		2,101,393		2,403,129
JPMorgan SmartRetirement Blend 2060 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement Blend 2060 Composite Benchmark
Accumulated Value	1,000,000		1,112,728.7			1,217,639.7		1,298,557.9		1,309,849.1		1,781,627.9		1,517,783.7		1,749,996.3		2,050,564.3		2,347,276
JPMorgan SmartRetirement Income Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement Income Composite Benchmark
Accumulated Value		10,000			10,258		10,988		11,455		12,241		12,764		14,557		12,852		13,782		15,140	16,663
JPMorgan SmartRetirement 2025 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement 2025 Composite Benchmark
Accumulated Value		10,000			10,204.1		11,364.6		12,103.8		12,960.5		13,417.8		16,097.2		14,039.3		15,241.4		16,857.3	18,598.6
JPMorgan SmartRetirement 2030 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement 2030 Composite Benchmark
Accumulated Value		10,000			10,132.5		11,469.9		12,340.5		13,203.3		13,551.3		16,862.4		14,569.7		16,095.6		18,080.3	20,172.1
JPMorgan SmartRetirement 2035 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement 2035 Composite Benchmark
Accumulated Value		10,000			10,078.5		11,543.1		12,521.4		13,376.6		13,675.7		17,640.8		15,158.3		17,031.4		19,429.5	21,877.7
JPMorgan SmartRetirement 2040 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement 2040 Composite Benchmark
Accumulated Value		10,000			10,029.8		11,616.6		12,695.4		13,540.1		13,734.4		18,227		15,591.2		17,750.8		20,503.3	23,258.5
JPMorgan SmartRetirement 2045 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement 2045 Composite Benchmark
Accumulated Value		10,000			10,030		11,629		12,731		13,573		13,677		18,603		15,866		18,245		21,276	24,272
JPMorgan SmartRetirement 2050 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement 2050 Composite Benchmark
Accumulated Value		10,000			10,030		11,629		12,731		13,573		13,677		18,603		15,848		18,273		21,411	24,509
JPMorgan SmartRetirement 2060 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement 2060 Composite Benchmark
Accumulated Value	$ 10,000		$ 11,131			$ 12,186		$ 12,992		$ 13,091		$ 17,807		$ 15,170		$ 17,491		$ 20,495		$ 23,460
JPMorgan SmartRetirement 2055 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JPMorgan SmartRetirement 2055 Composite Benchmark
Accumulated Value		10,000			10,030		11,629		12,731		13,573		13,677		18,603		15,848		18,273		21,411	24,509
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Index
Accumulated Value		10,000			10,293		12,149		13,916		15,310		16,455		23,543		20,474		24,439		30,274	35,017
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Index
Accumulated Value		10,000			10,056		11,713		13,157		14,187		13,869		20,776		17,182		19,746		22,289	25,678
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Index
Accumulated Value		10,000			10,302		12,406		15,199		16,956		20,904		29,787		24,195		30,754		41,051	48,118
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value		10,000			10,286		11,884		12,688		13,762		12,546		18,026		16,797		18,735		21,181	24,083
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Value Index
Accumulated Value		$ 10,000			$ 10,242		$ 11,902		$ 12,765		$ 13,701		$ 12,411		$ 18,045		$ 16,698		$ 18,572		$ 20,974	$ 23,764